Intangible assets (Tables)	12 Months Ended
Sep. 30, 2020
Intangible assets
Schedule of changes in intangible assets, including goodwill

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Goodwill
Balance as at beginning of year	8,895	8,890	6,844	6,844
Disposals	—	—	—	—
Impairment	(498)	—	(116)	—
Other adjustments	—	5	—	—
Balance as at end of year	8,397	8,895	6,728	6,844
Computer software
Balance as at beginning of year	2,365	2,177	2,207	2,014
Additions	1,035	906	955	846
Impairment	(171)	(25)	(165)	(25)
Amortisation	(799)	(694)	(731)	(628)
Other adjustments	—	1	—	—
Balance as at end of year	2,430	2,365	2,266	2,207
Cost	7,370	6,395	6,372	5,464
Accumulated amortisation and impairment	(4,940)	(4,030)	(4,106)	(3,257)
Carrying amount	2,430	2,365	2,266	2,207
Brand names
Balance as at beginning of year	670	670	636	636
Balance as at end of year	670	670	636	636
Carrying amount	670	670	636	636
Other intangible assets
Balance as at beginning of year	23	26	—	—
Impairment	(20)	—	—	—
Amortisation	(3)	(3)	—	—
Balance as at end of year	—	23	—	—
Cost	141	144	—	—
Accumulated amortisation and impairment	(141)	(121)	—	—
Carrying amount	—	23	—	—
Total intangible assets	11,497	11,953	9,630	9,687

Schedule of allocation of goodwill to CGUs

Goodwill has been allocated to the following CGUs[1]:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Consumer	3,359	4,060	3,144	3,144
Business	3,205	3,860	3,022	3,213
Westpac Institutional Bank	487	487	487	487
New Zealand	488	488	—	—
Specialist Businesses	858	—	75	—
Total goodwill	8,397	8,895	6,728	6,844
1.

On 4  May 2020, the Group announced the creation of a new operating segment, Specialist Businesses, which includes businesses that were previously part of Consumer and Business operating segments (refer to Note 2). As a result, the Group’s CGUs have been reassessed and goodwill reallocated accordingly. This Specialist Businesses segment includes a number of individual CGUs (Superannuation, Platforms, Investments, General Insurance, Life Insurance, Lenders Mortgage Insurance, and Auto and Vendor Finance) to which goodwill has been allocated. The carrying amount of goodwill allocated to these individual CGUs is not significant compared to total goodwill.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Group’s equity rate/ Group’s adjusted pre-tax equity rate		Forecast period/ terminal growth rate
	2020	2019	2020	2019
Westpac Institutional Bank	11.0% / 14.4%	11.0% / 15.7%	5 years / 2%	2 years / 0%
New Zealand	11.0% / 14.5%	11.0% / 15.3%	3 years / 2%	2 years / 0%
All other significant CGUs	11.0% / 15 - 15.2%	11.0% / 15.7%	3 years / 2%	2 years / 0%

Summary of sensitivity analysis used in goodwill impairment testing

		Change required to assumption to reduce headroom to nil
Consolidated and Parent Entity		Increase in discount rate	Decrease in cash flows	Decrease in terminal
$m	Headroom	(bps)	(%)	growth rate (bps)
Westpac Institutional Bank	578	56	6.2	76